INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD - Summary financial information of associates (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	$ 981,771,027	$ 1,161,729,392	$ 990,986,123
Non-current assets	1,939,749,862	1,848,971,215	1,955,120,524
Total assets	2,921,520,889	3,010,700,607	2,946,106,647
Current liabilities	692,871,296	949,245,134	529,567,279
Non-current liabilities	1,307,664,179	1,178,052,821	1,315,125,809
Total liabilities	2,000,535,475	2,127,297,955	1,844,693,088
Average net financial debt last 4 quarters	920,985,414	883,402,652	1,101,413,559	$ 831,560,591
Revenues from ordinary activities	2,618,437,052	2,656,878,395	2,216,732,593
Share of profit of investments in associates and joint ventures accounted for using the equity method	2,716,169	1,409,069	3,093,102
Other comprehensive income	(21,166,027)	(170,052,729)	151,896,435
Comprehensive income	153,345,460	(41,593,742)	$ 308,928,103
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	50,693,046	63,615,517
Non-current assets	54,127,400	52,964,004
Total assets	104,820,446	116,579,521
Current liabilities	35,045,849	45,222,022
Non-current liabilities	27,722,647	24,318,944
Total liabilities	62,768,496	69,540,966
Average net financial debt last 4 quarters	42,051,950	47,038,555
Revenues from ordinary activities	92,308,940	97,834,148
Earnings/Net income before taxes	5,923,727	6,640,224
Earnings/Net income after taxes	4,755,373	5,517,062
Other comprehensive income	29,516
Comprehensive income	4,784,889	5,517,062
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	39,392,459	41,997,646
Non-current assets	101,420,184	89,524,823
Total assets	140,812,643	131,522,469
Current liabilities	22,951,428	21,366,336
Non-current liabilities	46,453,440	45,013,681
Total liabilities	69,404,868	66,380,017
Average net financial debt last 4 quarters	71,407,775	65,142,452
Revenues from ordinary activities		(741)
Earnings/Net income before taxes	58,931,149	478,458
Earnings/Net income after taxes	(1,206,475)	243,170
Other comprehensive income	9,690,233	9,680,320
Comprehensive income	8,483,758	9,923,490
Kaik Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Non-current assets	13,704,046	11,424,515
Total assets	13,704,046	11,424,515
Non-current liabilities	34	31
Total liabilities	34	31
Average net financial debt last 4 quarters	13,704,012	11,424,484
Revenues from ordinary activities	983,452	782,772
Earnings/Net income before taxes	983,452	782,772
Earnings/Net income after taxes		782,772
Comprehensive income	983,452	782,772
SRSA Participacoes Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	24,715	22,376
Non-current assets	347,922	317,159
Total assets	372,637	339,535
Current liabilities	222,950	201,853
Total liabilities	222,950	201,853
Average net financial debt last 4 quarters	149,687	137,682
Revenues from ordinary activities	146,063	134,401
Earnings/Net income before taxes	146,063	134,401
Earnings/Net income after taxes	146,063	134,401
Comprehensive income	146,063	134,401
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	92,747,488	77,547,906
Non-current assets	62,843,154	54,195,351
Total assets	155,590,642	131,743,257
Current liabilities	22,924,938	16,269,385
Non-current liabilities	16,678,828	11,698,126
Total liabilities	39,603,766	27,967,511
Average net financial debt last 4 quarters	115,986,876	103,775,746
Revenues from ordinary activities	84,624,940	65,797,238
Earnings/Net income before taxes	5,657,251	3,804,172
Earnings/Net income after taxes	2,529,341	1,427,601
Other comprehensive income	(93,593,890)	1,522
Comprehensive income	(91,064,549)	1,429,123
Trop Frutas do Brasil Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	21,186,620	22,235,713
Non-current assets	28,404,343	27,128,282
Total assets	49,590,963	49,363,995
Current liabilities	14,104,874	14,693,964
Non-current liabilities	13,212,410	12,270,207
Total liabilities	27,317,284	26,964,171
Average net financial debt last 4 quarters	22,273,679	22,399,824
Revenues from ordinary activities	55,434,136	45,104,125
Earnings/Net income before taxes	(2,548,671)	(5,105,685)
Earnings/Net income after taxes	(2,349,151)	(5,067,707)
Other comprehensive income	(58,242)	275,534
Comprehensive income	(2,407,393)	(4,792,173)
Coca-Cola del Valle New Ventures S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Current assets	24,548,167	26,927,496
Non-current assets	70,825,265	75,247,746
Total assets	95,373,432	102,175,242
Current liabilities	13,188,225	9,038,769
Non-current liabilities		5,480,067
Total liabilities	13,188,225	14,518,836
Average net financial debt last 4 quarters	82,185,207	87,656,406
Revenues from ordinary activities	29,385,365	25,249,336
Earnings/Net income before taxes	(7,822,534)	(896,914)
Earnings/Net income after taxes	(5,101,497)	163,561
Comprehensive income	$ (5,101,497)	$ 163,561